Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on September 1, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 20

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68154

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

(X) Immediately upon filing pursuant to paragraph (b)

() On (date) pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Low Beta Tactical 500 Fund, a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 1st day of September, 2016.

                                   NORTHERN LIGHTS FUND TRUST IV

                                    (Registrant)

By: /s/ Wendy Wang

Wendy Wang, President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Joseph Breslin*	Trustee	September 1, 2016
Thomas Sarkany*	Trustee	September 1, 2016
Ira Rothblut*	Trustee	September 1, 2016
Charles Ranson*	Trustee	September 1, 2016
Wendy Wang*	President and Principal Executive Officer	September 1, 2016
Sam Singh*	Treasurer and Principal Financial Officer	September 1, 2016
Joseph Breslin*	Trustee	September 1, 2016
Thomas Sarkany*	Trustee	September 1, 2016

*By: /s/ Wendy Wang Date: September 1, 2016

Wendy Wang

Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase